Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying (i) unaudited condensed consolidated balance sheet as of December 31, 2022, which has been derived from audited financial statements, and (ii) unaudited interim condensed consolidated financial statements have been prepared in accordance pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. Therefore, it is suggested that these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included elsewhere in this prospectus.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, comprehensive loss, cash flows, and stockholders’ equity for the interim periods, but are not necessarily indicative of the results to be anticipated for the full year 2023 or any future period.

In accordance with Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the unaudited condensed consolidated financial statements are issued. Since inception, the Company has incurred recurring losses and negative cash flows from operations and has an accumulated deficit of $141.0 million as of September 30, 2023. Nuvve incurred operating losses of approximately $24.7 million as of the nine months ended September 30, 2023, and $36.9 million and $27.2 million for the years ended December 31, 2022, and 2021, respectively. Nuvve cash used in operations were $6.2 million for the nine months ended September 30, 2023, and $34.1 million and $29.2 million for the years ended December 31, 2022, and 2021, respectively. As of September 30, 2023, Nuvve had a cash balance, working capital, and stockholders’ equity of $13.9 million, $8.6 million and $6.6 million, respectively. The Company continues to expect to generate operating losses and negative cash flows and may need additional funding to support its planned operating activities through profitability. The transition to profitability is dependent upon the successful expanded commercialization of the Company’s Grid Integrated Vehicle (“GIVe”) platform and the achievement of a level of revenues adequate to support its cost structure.

Management plans to fund current operations through increased revenues and if required cash saving measures and or raising additional capital. Management’s expectations with respect to the Company’s ability to fund current planned operations is based on estimates that are subject to risks and uncertainties. There is an inherent risk that the Company may not achieve such financial projections and if so, cash outflows could be higher than currently anticipated. Should this occur, management plans to implement cash saving measures during this time period, including reductions in discretionary expenses related to consultants, travel, personnel, and personnel-related costs. If necessary, management believes it can raise additional capital through its at-the-market offering agreement. However, as such plans are not solely within management’s control management cannot conclude as of the date of this filing that the plans are probable of being successfully implemented and as such has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for twelve months from the date of issuance of our financial statements.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The Business Combination between Newborn, a Special Purpose Acquisition Company (“SPAC”), the Company, prior to the Business Combination a wholly owned subsidiary of Newborn, and Nuvve Corp., prior to the Business Combination a privately held operating company, pursuant to which the Company acquired the outstanding shares of Nuvve Corp. (see Business Combination below) was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, Newborn was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Nuvve Corp. issuing stock for the net assets of Newborn, accompanied by a recapitalization. The net assets recorded from Newborn are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Nuvve Corp. The shares and corresponding capital amounts and earnings per share available for common stockholders prior to the Business Combination have been retroactively restated to reflect the exchange ratio established in the Business Combination.

In accordance with the related Going Concern accounting standards, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the that the consolidated financial statements are issued. Since inception, the Company has incurred recurring losses and negative cash flows from operations and has an accumulated deficit of $117.0 million and $92.9 million as of December 31, 2022 and December 31, 2021, respectively. During the years ended December 31, 2022 and December 31, 2021, the Company incurred an operating loss of $36.9 million and $27.2 million, respectively, and used $34.1 million and $29.2 million, respectively, of cash in operations. The Company continues to expect to generate operating losses and negative cash flows and may need additional funding to support its planned operating activities through profitability. The transition to profitability is dependent upon the successful expanded commercialization of the Company’s GIVe platform and the achievement of a level of revenues adequate to support its cost structure.

Management plans to fund current operations through increased revenues and if required cash saving measures and or raising additional capital. Management’s expectations with respect to the Company’s ability to fund current planned operations is based on estimates that are subject to risks and uncertainties. There is an inherent risk that the Company may not achieve such financial projections and if so, cash outflows could be higher than currently anticipated. Should this occur, management plans to implement cash saving measures during this time period, including reductions in discretionary expenses related to consultants, travel, personnel, and personnel-related costs. If necessary, management believes it can raise additional capital through its at-the-market offering agreement. However, as such plans are not solely within management’s control management cannot conclude as of the date of this filing that the plans are probable of being successfully implemented and as such has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for twelve months from the date of issuance of our financial statements.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts and operations of the Company, its wholly owned subsidiaries and its consolidated variable interest entity. All intercompany accounts and transactions have been eliminated upon consolidation.

Variable Interest Entities

Pursuant to the consolidation guidance, the Company first evaluates whether it holds a variable interest in an entity in which it has a financial relationship and, if so, whether or not that entity is a variable interest entity (“VIE”). A VIE is an entity with insufficient equity at risk for the entity to finance its activities without additional subordinated financial support or in which equity investors lack the characteristics of a controlling financial interest. If an entity is determined to be a VIE, the Company evaluates whether the Company is the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and economics. The Company concludes that it is the primary beneficiary and consolidates the VIE if the Company has both (i) the power to direct the activities of the VIE that most significantly influence the VIE’s economic performance, and (ii) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

The Company formed Levo with Stonepeak and Evolve, in which the Company owns 51% of Levo’s common units. The Company has determined that Levo is a VIE in which the Company is the primary beneficiary. Accordingly, the Company consolidates Levo and records a non-controlling interest for the share of the entity owned by Stonepeak and Evolve.

Assets and Liabilities of Consolidated VIEs

The Company’s condensed consolidated financial statements include the assets, liabilities and results of operations of VIEs for which the Company is the primary beneficiary. The other equity holders’ interests are reflected in “Net income (loss) attributable to non-controlling interests” in the condensed consolidated statements of operations and “Non-controlling interests” in the condensed consolidated balance sheets. See Note 18 for details of non-controlling interests. The Company began consolidating the assets, liabilities and results of operations of Levo during the quarter ended September 30, 2021.

The creditors of the consolidated VIE do not have recourse to the Company other than to the assets of the consolidated VIEs. The following table summarizes the carrying amounts of Levo assets and liabilities included in the Company’s condensed consolidated balance sheets at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Assets
Cash	$27,225	$27,629
Prepaid expenses and other current assets	1,874	59,794
Total Assets	$29,099	$87,423

Liabilities
Accounts payable	$13,680	$8,165
Accrued expenses and dividend payable	538,667	336,713
Derivative liability – non-controlling redeemable preferred shares	285,640	359,225
Total Liabilities	$837,987	$704,103
Principles of Consolidation

The consolidated financial statements include the accounts and operations of the Company, its wholly owned subsidiaries and its consolidated variable interest entity. All intercompany accounts and transactions have been eliminated upon consolidation.

Variable Interest Entities

Pursuant to the consolidation guidance, the Company first evaluates whether it holds a variable interest in an entity in which it has a financial relationship and, if so, whether or not that entity is a variable interest entity (“VIE”). A VIE is an entity with insufficient equity at risk for the entity to finance its activities without additional subordinated financial support or in which equity investors at risk lack the characteristics of a controlling financial interest. If an entity is determined to be a VIE, the Company evaluates whether the Company is the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and economics. The Company concludes that it is the primary beneficiary and consolidates the VIE if the Company has both (i) the power to direct the activities of the VIE that most significantly influence the VIE’s economic performance, and (ii) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

The Company formed Levo with Stonepeak and Evolve, in which the Company owns 51% of Levo’s common units. The Company has determined that Levo is a VIE in which the Company is the primary beneficiary. Accordingly, the Company consolidates Levo and records a non-controlling interest for the share of the entity owned by Stonepeak and Evolve.

Assets and Liabilities of Consolidated VIEs

The Company’s consolidated financial statements include the assets, liabilities and results of operations of VIEs for which the Company is the primary beneficiary. The other equity holders’ interests are reflected in “Net loss attributable to non-controlling interests” in the consolidated statements of operations and “Non-controlling interests” in the consolidated balance sheets. See Note 18 for details of non-controlling interests. The Company began consolidating the assets, liabilities and results of operations of Levo during the quarter ended September 30, 2021.

The creditors of the consolidated VIE do not have recourse to the Company other than to the assets of the consolidated VIEs. The following table summarizes the carrying amounts of Levo assets and liabilities included in the Company’s consolidated balance sheets:

	December 31, 2022	December 31, 2021
Assets
Cash	$27,629	$28,446
Prepaid expenses and other current assets	59,794	—
Total Assets	$87,423	$28,446

Liabilities
Accounts payable	$8,165	$—
Accrued expenses and dividend payable	336,713	$116,754
Derivative liability – non-controlling redeemable preferred shares	359,225	511,948
Total Liabilities	$704,103	$628,702

Redeemable Non-Controlling Interest — Mezzanine Equity

Redeemable Non-Controlling Interest — Mezzanine Equity

Redeemable non-controlling interest represents the shares of the preferred stock issued by Levo to Stonepeak and Evolve (the “preferred shareholders”), who own 49% of Levo common units. The preferred stock is not mandatorily redeemable or currently redeemable, but it could be redeemable with the passage of time at the election of Levo, the preferred shareholders or a triggering event as defined in the preferred stock agreement. As a result of the contingent put right available to the preferred shareholders, the redeemable non-controlling interests in Levo are classified as mezzanine equity in the Company’s unaudited condensed consolidated balance sheets. The initial carrying value of the redeemable non-controlling interest is reported at the initial proceeds received on issuance date, reduced by the fair value of embedded derivatives resulting in an adjusted initial carrying value. The adjusted initial carrying value is further adjusted for the accretion of the difference with the redemption price value using the effective interest method. The accretion amount is a deemed dividend recorded against retained earnings or, in its absence, to additional-paid-in-capital. The carrying amount of the redeemable non-controlling interest is measured at the higher of the carrying amount adjusted each reporting period for income (or loss) attributable to the non-controlling interest, or the carrying amount adjusted each reporting period by the accretion amount. See Note 18 for details.

Redeemable Non-Controlling Interest — Mezzanine Equity

Redeemable non-controlling interest represents the shares of the preferred stock issued by Levo to Stonepeak and Evolve (the “preferred shareholders”), who own 49% of Levo common units. The preferred stock is not mandatorily redeemable or currently redeemable, but it could be redeemable with the passage of time at the election of Levo, the preferred shareholders or a trigger event as defined in the preferred stock agreement. As a result of the contingent put right available to the preferred shareholders, the redeemable non-controlling interests in Levo are classified as mezzanine equity in the Company’s consolidated balance sheets as mezzanine equity. The initial carrying value of the redeemable non-controlling interest is reported at the initial proceeds received on issuance date, reduced by the fair value of embedded derivatives resulting in an adjusted initial carrying value. The adjusted initial carrying value is further adjusted for the accretion of the difference with the redemption price value using the effective interest method. The accretion amount is a deemed dividend recorded against retained earnings or, in its absence, to additional-paid-in-capital. The carrying amount of the redeemable non-controlling interest is measured at the higher of the carrying amount adjusted each reporting period for income (or loss) attributable to the non-controlling interest, or the carrying amount adjusted each reporting period by the accretion amount. See Note 18 for details.

Non-controlling interests

Non-controlling interests

The Company presents non-controlling interests as a component of equity on its condensed consolidated balance sheets and reports the portion of its earnings or loss for non-controlling interest as net earnings or loss attributable to non-controlling interests in the condensed consolidated statements of operations.

Non-controlling interests

The Company presents non-controlling interests as a component of equity on its consolidated balance sheets and reports the portion of its earnings or loss for non-controlling interest as net earnings or loss attributable to non-controlling interests in the consolidated statements of operations.

Profits Interests Units (Class D Incentive Units)

In April 2022, Levo issued Class D Incentive Units to certain key employees in the form of profits interests within the meaning of the Internal Revenue Service (“Profits Interests”). Any future distributions under the Profits Interests will only occur once distributions made to all other member units exceed a threshold amount. The Company performed an analysis of the key features of the Profits Interests to determine whether the nature of the Profits Interests are (a) an equity award which should be accounted for under ASC 718, Compensation — Stock Compensation or (b) a bonus arrangement which should be accounted for under ASC 710, Compensation — General. Based on the features of the Profits Interests, the awards are considered stock compensation to be accounted for as equity. Accordingly, compensation expense for the Profits Interests will be recognized over the vesting period of the awards.

Business Combination	Business Combination

The Company is party to a merger agreement (as amended, the “Merger Agreement”), dated as of November 11, 2020 and amended as of February 20, 2021, by and among Newborn, a Cayman Islands company, the Company, a Delaware corporation and prior to the Business Combination a wholly owned subsidiary of Newborn, Nuvve Merger Sub Inc., a Delaware corporation and prior to the Business Combination a wholly-owned subsidiary of the Company (the “Merger Sub”), Nuvve Corp., a Delaware corporation, and Ted Smith, an individual, as the representative of the stockholders of Nuvve Corp.

On March 16, 2021, Newborn held an extraordinary general meeting of its shareholders, at which Newborn’s shareholders approved the Business Combination, along with certain other related proposals.

On March 19, 2021 (the “Closing Date”), the parties consummated the Business Combination. Pursuant to the Merger Agreement, the Business Combination was effected in two steps: (i) Newborn reincorporated to the State of Delaware by merging with and into the Company, with the Company surviving as the publicly-traded entity (the “Reincorporation Merger”); and (ii) immediately after the Reincorporation Merger, Merger Sub merged with and into Nuvve, with Nuvve surviving as a wholly-owned subsidiary of the Company (the “Acquisition Merger”).

Immediately prior to the effectiveness of the Reincorporation Merger and the Acquisition Merger, the Company filed its Amended and Restated Certificate of Incorporation with the Delaware Secretary of State, pursuant to which, among other things, the Company changed its name to “Nuvve Holding Corp.” and adopted certain other changes that the Company’s Board of Directors deemed appropriate for an operating public company.

In connection with the entry into the Merger Agreement, on November 11, 2020, Newborn entered into subscription agreements (the “Subscription Agreements”) with certain accredited Private Investment in Public Equity investors (the “PIPE Investors”), under which, immediately before the closing of the Business Combination, the PIPE Investors purchased 35,625 ordinary shares of Newborn, at a purchase price of $400.00 per share, for an aggregate purchase price of $14,250,000 in a private placement (the “PIPE”). The PIPE Investors also received warrants to purchase 33,844 ordinary shares of Newborn (the “PIPE Warrants”) that were identical to Newborn’s other outstanding warrants.

Also, on November 11, 2020, Nuvve Corp. entered into a bridge loan agreement with an accredited investor, under which, on November 17, 2020, the investor purchased a $4,000,000 6% Senior Secured Convertible Debenture from Nuvve Corp. (the “Bridge Loan”), which automatically converted into shares of Nuvve Corp.’s common stock immediately before the closing of the Business Combination.

Upon the closing of the Reincorporation Merger, each of Newborn’s outstanding units was automatically separated into its constituent securities, and Newborn’s outstanding securities (including the Newborn ordinary shares and Newborn warrants purchased by the PIPE Investors) were converted into a like number of equivalent securities of the Company, except that each of Newborn’s rights was converted automatically into one-tenth of one share of the Company’s common stock in accordance with its terms.

Upon the closing of the Acquisition Merger, each share of Nuvve Corp.’s common stock outstanding immediately prior to the effective time of the Acquisition Merger (including the shares issued upon conversion of Nuvve Corp.’s preferred stock and upon conversion of the Bridge Loan as described above) automatically was converted into approximately 0.005310076 shares (the “Closing Exchange Ratio”) of the Company’s common stock, for an aggregate of 228,075 shares of the Company’s common stock. Each outstanding option to purchase Nuvve Corp.’s common stock (“Nuvve Options”) was assumed by the Company and converted into an option to purchase a number of shares of the Company’s common stock equal to the number of shares of Nuvve Corp.’s common stock subject to such option immediately prior to the effective time multiplied by the Closing Exchange Ratio, for an aggregate of 32,590 shares of the Company’s common stock, at an exercise price equal to the exercise price immediately prior to the effective time divided by the Closing Exchange Ratio.

The Closing Exchange Ratio was determined by taking (i) a number of shares of the Company’s common stock equal to (A) the Closing Merger Consideration (as defined below), divided by (B) $400.00 per share, and dividing it by (ii) the sum of (x) the total number of shares of Nuvve Corp.’s common stock outstanding as of immediately prior to closing (including the shares issued upon conversion of Nuvve Corp.’s preferred stock, but excluding the shares issued upon conversion of the Bridge Loan) and (y) the total number of shares of Nuvve Corp.’s common stock issuable upon exercise of Nuvve Options outstanding immediately prior to the closing. The “Closing Merger Consideration” was determined by taking $100,000,000, subtracting the amount of Nuvve Corp.’s indebtedness for borrowed money as of the closing of the Acquisition Merger (excluding Payroll Protection Program loans eligible for forgiveness), which was zero, and adding the aggregate exercise price of the Nuvve Options outstanding as of the date of the Merger Agreement or granted prior to the closing of the Acquisition Merger, which was $4,265,785.

Additionally, the former stockholders of Nuvve Corp. would have been entitled to receive up to 4.0 million earn-out shares of the Company’s common stock if, for the year ended December 31, 2021, the Company’s revenue equaled or exceeded $30,000,000. The former Nuvve Corp. stockholders would have been entitled to a portion of the earn-out shares only if they continued to hold their shares of the Company’s common stock received in the Acquisition Merger through the earn-out payment date. As the Company’s target revenue of $30,000,000 for the year ended December 31, 2021 was not met, the former stockholders of Nuvve Corp. were not entitled to receive up to the 4.0 million earn-out shares of the Company’s common stock.

Pursuant to a purchase and option agreement, dated as of November 11, 2020 (the “Purchase and Option Agreement”), between the Company and EDF Renewables, Inc. (“EDF Renewables”), a former stockholder of Nuvve Corp. and the owner of more than 5% of the Company’s common stock, immediately after the closing, the Company repurchased 15,000 shares of the Company’s common stock from EDF Renewables at a price of $400.00 per share. In addition, on the Closing Date, EDF Renewables exercised its option to sell an additional $2,000,000 of shares of the Company’s common stock back to the Company at a price per share of $594.80 (the average closing price over the five preceding trading days). The share repurchase was completed on April 26, 2021 (see Note 11).

Pursuant to a letter agreement dated April 23, 2021, the Company’s Chief Executive Officer and Chief Operating Officer committed to purchase from the Company, and the Company committed to sell to them, 3,362 shares of the Company’s common stock for $594.80 per share or a total of $2,000,000. As of June 30, 2022, Nuvve’s Chief Executive Officer and Chief Operating Officer had fulfilled their obligations and had purchased from Nuvve a total of 3,362 shares of the Company’s common stock for $594.80 per share or a total of approximately $2,000,000.

As agreed between the parties to the Merger Agreement, immediately following the closing of the Acquisition Merger, the Company’s board of directors consisted of seven directors. A majority of the directors qualified as independent directors under rules of Nasdaq.

In Newborn’s initial public offering, Newborn issued 143,750 units at $400.00 per unit. Each unit issued in the initial public offering consisted of one ordinary share, one warrant to purchase one-half of an ordinary share (the “Public Warrant”), and one right automatically convertible into one-tenth of an ordinary shares upon completion of an initial business combination. Concurrently with the initial public offering, Newborn sold to its sponsor 6,813 units at $400.00 per unit in a private placement. Each unit in the private placement consisted of one ordinary share, one warrant to purchase one-half of an ordinary share (the “Private Warrant”), and one right automatically convertible into one-tenth of an ordinary share upon completion of an initial business combination. Newborn received net proceeds of approximately $57,989,380 from the public and private units. Upon closing of the initial public offering and the private placement, $57,500,000 was placed by Newborn in a trust account with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”). On the Closing Date of the Business Combination, the balance in the Trust Account was $58,471,961. After the closing of the Business Combination, and other transactions described above, including payment of $18,630 for redemptions of ordinary shares by Newborn stockholders, payment of transaction costs of $3,702,421, repayment of loans made by Newborn’s sponsor to Newborn of $487,500, repurchase of $6,000,000 in common shares held by EDF Renewables, and transfer into an escrow account with Silicon Valley Bank of $495,000 to cover the balance of the Company’s PPP Loan payable, the Company received total net proceeds from the Trust Account in cash of $47,768,410.

Also on March 19, 2021, the PIPE closed, and the Company received cash proceeds, net of $2,500 of transaction costs, of $14,247,500.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) permits emerging growth companies (“EGC”) to delay complying with new or revised financial accounting standards that do not yet apply to private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act). The Company qualifies as an EGC. The JOBS Act provides that an EGC can elect to opt-out of the extended transition period and comply with the requirements that apply to non-EGCs, but any such election to opt-out is irrevocable. The Company has elected not to opt-out of such an extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This different adoption timing may make a comparison of the Company’s financial statements with another public company, which is neither an EGC nor an EGC that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) permits emerging growth companies (“EGC”) to delay adoption of new or revised financial accounting standards that do not yet apply to private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act). The Company qualifies as an EGC. The JOBS Act provides that an EGC can elect to opt-out of the extended transition period and comply with the requirements that apply to non-EGCs, but any such election to opt-out is irrevocable. The Company has elected not to opt-out of such an extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This different adoption timing may make a comparison of the Company’s financial statements with another public company which is neither an EGC nor an EGC that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

COVID-19	COVID-19

The on-going impact of the novel coronavirus pandemic (COVID-19) continues to negatively impact the global economy, although to a lesser extent than in prior years. However, the Company continues to monitor COVID-19 closely but, at this time, is unable to predict how COVID-19 will impact its business, operating results, cash flows and financial condition in 2023. In addition to any direct impact on the Company’s business, it is reasonably possible that the estimates made by management in preparing its financial statements have been, or will be, materially and adversely impacted in the near term as a result of the on-going COVID-19 conditions.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions made by management include the impairment of intangible assets, the net realizable value of inventory, the fair value of share-based payments, lease incremental borrowing rate, derivative liability associated with redeemable preferred shares, revenue recognition, the fair value of warrants, and the recognition and disclosure of contingent liabilities.

Management evaluates its estimates on an ongoing basis. Actual results could materially vary from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions made by management include the impairment of intangible assets, the net realizable value of inventory, the fair value of share-based payments, lease incremental borrowing rate, derivative liability associated with redeemable preferred shares, revenue recognition, the fair value of warrants, and the recognition and disclosure of contingent liabilities.

Management evaluates its estimates on an ongoing basis. Actual results could materially vary from those estimates.

Warrants	Warrants

The Company reviews the terms of warrants to purchase its common stock to determine whether warrants should be classified as liabilities or stockholders’ equity in its consolidated balance sheet. In order for a warrant to be classified in stockholders’ equity, the warrant must be (a) indexed to the Company’s equity and (b) meet the conditions for equity classification in Accounting Standards Codification (“ASC”) Subtopic 815-40, Derivatives and Hedging — Contracts in an Entity’s Own Equity. If a warrant does not meet the conditions for equity classification, it is carried on the consolidated balance sheet as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in the statement of operations as change in fair value of warrants in other income (expense). If a warrant meets both conditions for equity classification, the warrant is initially recorded in additional paid-in capital on the consolidated balance sheets, and the amount initially recorded is not subsequently remeasured at fair value.

Foreign Currency Matters	Foreign Currency Matters

For Nuvve Corp., Nuvve SaS, and Nuvve LTD, the functional currency is the U.S. dollar. All local foreign currency asset and liability amounts are remeasured into U.S. dollars at balance sheet date exchange rates, except for inventories, prepaid expenses, and property, plant, and equipment, which are remeasured at historical rates. Foreign currency revenue and expenses are remeasured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts which are remeasured at historical exchange rates. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in other income (expense) in the consolidated statements of operations.

The financial position and results of operations of the Company’s non-U.S. dollar functional currency subsidiary, Nuvve Denmark, are measured using the subsidiary’s local currency as the functional currency. The Company translates the assets and liabilities of Nuvve Denmark into U.S. dollars using exchange rates in effect at the balance sheet date. Revenues and expenses for the subsidiary are translated using rates that approximate those in effect during the period. The resulting translation gain and loss adjustments are reflected as a foreign currency translation adjustment in accumulated other comprehensive income (loss) within stockholders’ equity in the consolidated balance sheets. Foreign currency translation adjustments are included in other comprehensive income in the consolidated statements of operations and comprehensive loss.

Cash and Restricted Cash

Cash and Restricted Cash

The Company maintains cash balances that can, at times, exceed amounts insured by the Federal Deposit Insurance Corporation, which is up to $250,000. The Company has not experienced any losses in these accounts and believes it is not exposed to any significant credit risk in this area. In connection with a new office lease agreement, the Company was required to provide an irrevocable, unconditional letter of credit to the landlord upon execution of the lease. The amount securing the letter of credit was recorded as restricted cash as of September 30, 2023 and December 31, 2022 was $480,000.

Cash and Restricted Cash

The Company maintains cash balances that can, at times, exceed amounts insured by the Federal Deposit Insurance Corporation, which is up to $250,000. The Company has not experienced any losses in these accounts and believes it is not exposed to any significant credit risk in this area.

In connection with a new office lease agreement, the Company was required to provide irrevocable, unconditional letter of credit to the landlord upon execution of the lease. The total amount securing the letter of credit and recorded as restricted cash as of December 31, 2022 and December 31, 2021 was $480,000 and $380,000, respectively.

Accounts Receivable	Accounts Receivable

Accounts receivable consist primarily of payments due from customers under the Company’s contracts with customers. The Company performs ongoing credit evaluations of customers to assess the probability of accounts receivable collection based on a number of factors, including past transaction experience with the customer, assessment of their credit history, and review of the invoicing terms of the contract. The Company maintains an allowance for doubtful accounts for potential credit losses on customer accounts when deemed necessary. Based on the analysis, the Company recorded an allowance for doubtful accounts as of December 31, 2022 and December 31, 2021. See Note 7 for details.

Concentrations of Credit Risk

Concentrations of Credit Risk

At September 30, 2023 and December 31, 2022, the financial instruments which potentially expose the Company to concentration of credit risk consist of cash in financial institutions (in excess of federally insured limits) and trade receivables.

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the three and nine months ended September 30, 2023 three and two customers accounted for 62.2% and 30.9% of revenue, respectively. For the three and nine months ended September 30, 2022 three and two customers accounted for 62.4% and 51.1% of revenue, respectively.

During the three and nine months ended September 30, 2023, the Company’s top five customers accounted for approximately 74.3% and 46.2%, respectively, of the Company’s total revenue. During the three and nine months ended September 30, 2022, the Company’s top five customers accounted for approximately 81.9% and 63.7%, respectively, of the Company’s total revenue.

At September 30, 2023, three customers accounted for 65.5% of accounts receivable. At December 31, 2022, three customers accounted for 40.6% of accounts receivable.

Approximately 78.0% and 53.6% of the Company’s trade accounts receivable balance was with five customers at September 30, 2023 and December 31, 2022, respectively. The Company estimates its maximum credit risk for accounts receivable at the amount recorded on the balance sheet. The trade accounts receivables are generally short-term and all probable bad debt losses have been appropriately considered in establishing the allowance for doubtful accounts.

Concentrations of Credit Risk

At December 31, 2022 and 2021, the financial instruments which potentially expose the Company to concentration of credit risk consist of cash in financial institutions (in excess of federally insured limits) and trade receivables.

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the years ended December 31, 2022 and 2021, one customer accounted for 32.1%, and one customer accounted for 12.4% of total revenue, respectively.

During the years ended December 31, 2022 and 2021, the Company’s top five customers accounted for approximately 54.7% and 44.0%, respectively, of the Company’s total revenue.

At December 31, 2022, three customers in aggregate accounted for 40.6% of accounts receivable. At December 31, 2021, two customers in aggregate accounted for 32.2% of accounts receivable.

Approximately 53.6% and 56.0% of the Company’s trade accounts receivable balance was with five customers at December 31, 2022 and 2021, respectively. The Company estimates its maximum credit risk for accounts receivable at the amount recorded on the balance sheet. The trade accounts receivables are generally short-term and all potential credit losses have been appropriately considered in establishing the allowance for doubtful accounts.

Inventories	Inventories

Inventories, consisting primarily of DC chargers, are stated at the lower of cost or net realizable value. The Company values its inventories using the first-in, first-out method. Cost includes purchased products. Net realizable value is based on current selling prices less costs of disposal. At December 31, 2022, and December 31, 2021, the Company’s inventories consisted solely of finished goods, including school buses, added as of December 31, 2022, which the Company expect to lease or sell in the future. Should demand for the Company’s products prove to be significantly less than anticipated, the ultimate realizable value of the Company’s inventories could be substantially less than the amount shown on the accompanying consolidated balance sheets.

Property and Equipment, Net

(o) Property and Equipment, Net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful lives of the respective asset. Maintenance and repairs are expensed as incurred while betterments are capitalized. Upon sale or disposition of assets, any gain or loss is included in the consolidated statement of operations.

Intangible Assets

(p) Intangible Assets

Intangible assets consist of patents which are amortized over the period of estimated benefit using the straight-line method. No significant residual value is estimated for intangible assets.

Impairment of Long-Lived Assets	Impairment of Long-Lived Assets

The Company evaluates long-lived assets for impairment, including evaluating the useful lives for amortizing intangible assets, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset are less than the carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value. There were no such write-downs for the years ended December 31, 2022 and 2021.

Investments in Equity Securities Without Readily Determinable Fair Values	Investments in Equity Securities Without Readily Determinable Fair Values

Investments in equity securities of nonpublic entities without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company reviews its equity securities without readily determinable fair values on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity, and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes in current earnings an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount.

In February 2019, the Company invested in common shares of Dreev SaS, (“Dreev”). Dreev is a nonpublic entity, for which there is no readily determinable fair value. As of December 31, 2022, and December 31, 2021, the Company’s investment in Dreev was accounted for as an investment in equity securities without a readily determinable fair value. The Company did not recognize an impairment loss on its investment during the year ended December 31, 2022 or the year ended December 31, 2021.

In June 2022, the Company invested $1.0 million in Switch EV Ltd (“Switch”), a nonpublic entity incorporated and registered in the United Kingdom through an advance subscription agreement for a future equity ownership. Since Switch is a nonpublic entity, there is no readily determinable fair value. As of December 31, 2022, the Company’s investment in Switch was accounted for as an investment in equity securities without a readily determinable fair value subject to impairment.
Employee Savings Plan	Employee Savings Plan

The Company maintains a savings plan on behalf of its employees that qualifies under Section 401(k) of the Internal Revenue Code. Participating employees may contribute up to the statutory limits. For the years ended December 31, 2022 and 2021, the Company did not contribute to the savings plan.

Fair Value Measurement	Fair Value Measurement

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable and accrued expenses, and warrants. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs to the extent possible. The Company also considers counterparty risk and its own credit risk in its assessment of fair value.

The categorization of financial instruments within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs used to measure fair value are prioritized based on a three-level hierarchy. The three levels of inputs used to measure fair value are defined as follows:

•        Level 1 — Quoted prices in active markets for identical assets or liabilities.

•        Level 2 — Other inputs that are observable directly or indirectly, such as quoted prices for similar assets and liabilities or market corroborated inputs.

•        Level 3 — Unobservable inputs are used when little or no market data is available, which requires the Company to develop its own assumptions about how market participants would value the assets or liabilities.

Net Loss Per Share Attributable to Common Stockholders	Net Loss Per Share Attributable to Common Stockholders

The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period.

The computation of net loss attributable to common stockholders is computed by deducting net earnings or loss attributable to non-controlling interests, preferred dividends on redeemable non-controlling interest, and accretion on preferred shares on redeemable non-controlling interest from the consolidated net earnings or loss (Note 14).

Revenue Recognition	Revenue Recognition

The Company recognizes revenue in accordance with the way that depicts the transfer of control of promised products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products or services. The Company enters into contracts that can include various combinations of products and services, which are generally distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for credits and any taxes collected from customers, which are subsequently remitted to governmental authorities.

The Company recognizes revenue through the following steps:

•        Identification of the contract, or contracts, with a customer;

•        Identification of the performance obligations in the contract;

•        Determination of the transaction price;

•        Allocation of the transaction price to the performance obligations in the contract; and

•        Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company’s revenue is primarily derived from sales of EV charging stations, fees for cloud computing services related to providing access to the Company’s GIVe platform, and fees for extended warranty and maintenance services. The Company also has performed certain software development services and received government grants. GIVe platform access is considered a monthly series comprised of one performance obligation and fees are recognized as revenue in the period the services are provided to and consumed by the customer. The transaction price for each contract is allocated between the identified performance obligations based on relative estimated standalone selling prices.

The Company occasionally enters into contracts with customers in which EV charging stations are sold at a discount in exchange for a higher percentage of revenue share from the customer selling energy through the GIVe platform or from carbon credits. Due to the long-term nature of these payment terms, certain contracts are considered to have significant financing components as it relates to the equipment. The Company estimates the effect of any significant financing component and records the revenue associated with the EV charging stations at the estimated present value of the expected stream of payments. As payments are received, the difference between the total payment and the amortized value of the receivable is recorded to interest income in Other income (expense) in the consolidated statements of operations using the effective yield method.

Products — The Company sells EV charging stations either on a standalone basis or together with services such as access to the GIVe platform, extended warranty and maintenance services. When the sale of charging station is a distinct performance obligation, revenue is recognized upon delivery. For other customer contracts, the charging stations are sold as part of a solution and are not distinct from the services, and revenue from the charging station is recognized upon completion of installation and commissioning of the equipment.

Services — Specific contracts contain licenses to the software that provides the V2G functionality for one- to twelve-year contract periods through access to the Company’s software as a service GIVe platform application. The Company determined that the nature of the GIVe application performance obligation is providing continuous access to its GIVe application for the contract period. Although the activities that the customer may be able to perform via the GIVe application may vary from day to day, the overall promise is to provide continuous access to the GIVe application to the customer for a period of one- to twelve years. Thus, access to the GIVe application represents a series of distinct services that are substantially the same and have the same pattern of transfer to the customer, and the Company has determined that for GIVe SaaS revenue, the best indicator for the transfer of control is the passage of time. The payment terms for some of the Company’s service contracts include revenue sharing arrangements whereby the Company is entitled to the right to receive a portion of the revenue generated by the customer selling energy through the GIVe platform or from carbon credits received as a result of the customer using the GIVe platform. Revenue is recognized as it is received.

The Company has entered into various agreements for research and development and software development services. The terms of these arrangements typically include terms whereby the Company receives milestone payments in accordance with the scope of services outlined in the respective agreement or is reimbursed for allowable costs. At the inception of each arrangement that includes milestone payments, the Company evaluates whether a significant reversal of cumulative revenue associated with achieving the milestones is probable and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant reversal of cumulative revenue would not occur, the associated milestone value is included in the transaction price. The Company applies judgment in evaluating factors such as the scientific, regulatory, commercial, and other risks that must be overcome to achieve a particular milestone in making this assessment. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment. Revenue arising from reimbursed allowable costs are recognized as the costs are submitted and approved by the applicable agency.

The Company occasionally sells extended warranty contracts on the charging stations, which includes maintenance of the equipment for a period (e.g., three years, five years, 10 years, 12 years). The warranty provides the customer with assurance that the product will function as intended for the period of the contract and maintenance services related to the equipment. Since the warranty provides a customer with a service in addition to the assurance that the product complies with agreed-upon specifications, the promised service is a performance obligation. Access to the warranty services represent a series of distinct services that are substantially the same and have the same pattern of transfer to the customer, and the Company recognizes warranty revenue ratably with the passage of time.

Revenue for certain service contracts, such as third party installation, is recognized over time using an input method where progress on the performance obligation is measured based on the proportional actual costs incurred to date relative to the total costs expected to be required to satisfy the performance obligation.

Bill-and-hold arrangements — The Company occasionally enters into bill and hold arrangements in which some customers request that billed products that are ready for delivery be held at the Company’s warehouse facility for them until shipment at a later date. In this instance, revenue is recognized when; 1) the risks of ownership, including title, have passed to the customer, 2) the product must be identified separately as belonging to the customer, 3) the product currently must be ready for physical transfer to the customer, and 4) the Company does not have the ability to use the product or to direct it to another customer.

Grant revenue — The Company has concluded that grants are not within the scope of ASC 606, as government entities do not meet the definition of a “customer” as defined by ASC 606, and as for the grants, there is not considered to be a transfer of control of goods or services to the government entity funding the grant. Additionally, the Company has concluded these government grants meet the definition of a contribution and are non-reciprocal transactions; however, ASC Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition, does not apply, as the Company is a business entity, and the grants are with a governmental agency.

Revenues from each grant are based upon internal costs incurred that are specifically covered by the grant. Revenue is recognized as the Company incurs expenses that are related to the grant. The Company believes this policy is consistent with the overarching premise in ASC 606, to ensure that it recognizes revenues to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services, even though there is no “exchange” as defined in the ASC. The Company believes the recognition of revenue as costs are incurred and amounts become earned/realizable is analogous to the concept of transfer of control of a service over time under ASC 606.

The Company considers contract modifications to exist when the modification either creates new or makes changes to the existing enforceable rights and obligations. Contract modifications for services that are not distinct from the existing contract are accounted for as if they were part of that existing contract. In these cases, the effect of the contract modification on the transaction price and the measure of progress for the performance obligation to which it relates are recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. Contract modifications for goods or services that are considered distinct from the existing contract are accounted for as separate contracts.

The Company’s contract liabilities consist solely of deferred revenue related to amounts billed or received in advance of services or products delivered.

Cost of Revenue	Cost of Revenue

Cost of revenue consists primarily of costs of material, including hardware and software costs, and costs of providing services, including employee compensation and other costs associated with supporting these functions. Cost of revenue does not include depreciation and amortization costs.

Contract Costs	Contract Costs

Under ASC Subtopic 340-40, Other Assets and Deferred Costs-Contracts with Customers (“ASC 340-40”), the Company defers all incremental costs, including commissions, incurred to obtain the contract and amortizes these costs over the expected period of benefit which is generally the life of the contract. The Company evaluated incremental contract costs for contracts in place as of December 31, 2022, and December 31, 2021 and determined these to be immaterial to the consolidated financial statements.

Income Taxes	Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC Topic 740, Income Taxes, (“ASC 740”), under which it recognizes deferred income taxes, net of valuation allowances, for net operating losses, tax credit carryforwards, and the estimated future tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company evaluates its deferred tax assets quarterly to determine if a valuation allowance is required and considers whether a valuation allowance should be recorded against deferred tax assets based on the likelihood that the benefits of the deferred tax assets will or will not ultimately be realized in future periods. In making this assessment, significant weight is given to evidence that can be objectively verified, such as recent operating results, and less consideration is given to less objective indicators, such as future income projections. After consideration of positive and negative evidence, if the Company determines that it is more likely than not that it will generate future income sufficient to realize its deferred tax assets, the Company will record a reduction in the valuation allowance.

The Company applies certain provisions of ASC 740, which includes a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit or obligation as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments.

Research and Development	Research and Development

The Company expenses research and development costs as incurred. External software development expense is included in research and development costs except for those costs which require capitalization in accordance with GAAP. Certain research and development costs are related to performance on grant contracts.

Stock-Based Compensation	Stock-Based Compensation

The Company accounts for all share-based compensations costs granted to employees and non-employees under the method prescribed by ASC 718-10, Stock Compensation (Note 12). Stock-based compensation cost is measured based on the estimated grant date fair value of the award and is recognized as expense over the requisite service period. The Company accounts for forfeitures as they occur.

Leases	Leases

The Company makes a determination if an arrangement constitutes a lease at inception, and categorizes the lease as either an operating or finance lease. Operating leases are included in right-of-use operating lease assets and operating lease liabilities in the Company’s consolidated balance sheets. Finance leases are included in property, plant and equipment, net and other liabilities in the consolidated balance sheets. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets.

The Company has entered into leases for building facilities and vehicles. The Company’s leases have contractual terms of up to 10 years, some of which have options to extend the lease. For purposes of calculating operating lease liabilities, lease terms are deemed not to include options to extend the lease renewals until it is reasonably certain that the Company will exercise that option. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Right-of-use lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the implicit rate on most of the Company’s leases are not reasonable determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the company will exercise that option. Lease expense is primarily recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease components, which are combined for certain assets classes.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires, among other things, the use of a new current expected credit loss (“CECL”) model in determining the allowances for doubtful accounts with respect to accounts receivable, accrued straight-line rent receivable, and notes receivable. The CECL model requires that an entity estimate its lifetime expected credit loss with respect to these receivables and record allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. Entities will also be required to disclose information about how the entity developed the allowances, including changes in the factors that influenced its estimate of expected credit losses and the reasons for those changes. The Company adopted the guidance effective beginning January 1, 2023. The adoption of the guidance did not have a material impact on its condensed consolidated financial statements.

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires, among other things, the use of a new current expected credit loss (“CECL”) model in determining the allowances for doubtful accounts with respect to accounts receivable, accrued straight-line rents receivable, and notes receivable. The CECL model requires that an entity estimate its lifetime expected credit loss with respect to these receivables and record allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. Entities will also be required to disclose information about how the entity developed the allowances, including changes in the factors that influenced its estimate of expected credit losses and the reasons for those changes. This update is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company will adopt the guidance effective beginning January 1, 2023. The Company has completed its assessment of the guidance and has concluded that it will not have a material impact on its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted	Recently issued accounting pronouncements not yet adopted None applicable.	Recently issued accounting pronouncements not yet adopted None applicable.